Average Annual Total Returns - Institutional Class - PIMCO Dynamic Bond Portfolio	Institutional 1 Year	Institutional 5 Years	Institutional Since Inception	Institutional Inception Date	3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes) 1 Year	3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes) 5 Years	3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	4.97%	4.25%	3.14%	Apr. 30, 2012	0.98%	1.51%	0.99%